UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2008
- ----------------------------------------------

Check here if Amendment  [ ];  Amendment Number:
   This Amendment (Check only one.) :

                                [ ]  is a restatement.
                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
- ----------------------------------------------------

Name:                    Daiwa SB Investments Co., Ltd.
Address:                 2-1 KASUMIGASEKI 3-CHOME, CHIYODA-KU
                         TOKYO JAPAN 103-0027
Form 13F File Number:    28-13129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
- ----------------------------------------------------------

Name:             Toshiaki Kawai
Title:            Senior Managing Director
Phone:            81-3-6205-0368

Signature, Place, and Date of Signing:

/s/ Toshiaki Kawai             Chiyoda-ku, Tokyo Japan         November 6, 2008
- -----------------            -----------------------         -----------------
[Signature]                    [City, State]                   [Date]




Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NA

Form 13F Information Table Entry Total:   108 Items

Form 13F Information Table Value Total:   $1,409,726 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       13F File Number           Name
- ---       ---------------           ----

                                                     FORM 13F INFORMATION TABLE

Item 1                   Item 2                   Item 3           Item 4      Item 5   Item 6    Item 7
==============           ==============           ======           =========   =======  ========  =======================
                                                                   MKT VALUE   SHRS OR     OTHER  INVESTMENT DISCRETION
NAME OF ISSUER           TITLE OF CLASS            CUSIP            (x$1000)   PRN AMT  MANAGERS  Sole    Shared    None
==============           ==============           ======           =========   =======  ========  ======  ======    =====

AMB PROPERTY CORP                COM              00163T109            474       10472              10472      -        -
AT&T INC                         COM              00206R102          43149     1545436  DEFINED   1545436      -        -
AU OPTRONICS CORP                SPONSORED ADR    002255107            829       73000  DEFINED     27000      -     46000
ACTIVISION BLIZZARD INC          COM              00507V109           5071      328632  DEFINED    328632      -        -
ADOBE SYSTEMS INC                COM              00724F101           3944       99930  DEFINED     99930      -        -
ADVANCED SEMICONDUCTOR           SPONSORED ADR    00756M404            199       78200  DEFINED     30870      -     47330
AGRIUM INC                       COM              008916108          28707      511900             511900      -        -
AIR PRODUCTS & CHEMICALS INC     COM              009158106           1590       23216  DEFINED     23216      -        -
ALEXANDRIA REAL ESTATE EQUITY    COM              015271109            405        3596               3596      -        -
ALLSTATE CORP                    COM              020002101           2841       61594  DEFINED     61594      -        -
AMERICAN CAMPUS COMMUNITIES      COM              024835100            323        9525  DEFINED      9525      -        -
AMERICAN ELECTRIC POWER INC      COM              025537101           3207       86610  DEFINED     86610      -        -
AMERICAN TOWER CORP              CL A             029912201           3244       90183  DEFINED     90183      -        -
AMPHENOL CORP                    CL A             032095101           4407      109781  DEFINED    109781      -        -
APPLE INC                        COM              037833100           1780       15657  DEFINED     15657      -        -
ASIAINFO HOLDINGS INC            COM              04518A104           1377      150000             150000      -        -
AVALONBAY COMMUNITIES INC        COM              053484101            768        7802               7802      -        -
BANK OF AMERICA CORP             COM              060505104          57874     1653555  DEFINED   1653555      -        -
BOSTON PROPERTIES INC            COM              101121101            797        8514               8514      -        -
CARNIVAL CORP                    PAIRED CTF       143658300          52502     1485200            1485200      -        -
CELGENE CORP                     COM              151020104           5453       86179  DEFINED     86179      -        -
CHEVRON CORP                     COM              166764100           5795       70262  DEFINED     70262      -        -
CHUNGHWA TELECOM                 SPONSORED ADR    17133Q304            923       39000  DEFINED     14000      -     25000
CITIGROUP INC                    COM              172967101           1251       61000  DEFINED     61000      -        -
CONAGRA FOODS INC                COM              205887102          48664     2500700            2500700      -        -
CORPORATE OFFICE PROPERTIES      SH BEN INT       22002T108            528       13085  DEFINED     13085      -        -
COVANCE INC                      COM              222816100           4994       56482  DEFINED     56482      -        -
DR HORTON INC                    COM              23331A109          64416     4947434  DEFINED   4947434      -        -
DEERE & CO                       COM              244199105          39150      790900             790900      -        -
DELL INC                         COM              24702R101           2698      163705  DEFINED    163705      -        -
DENBURY RESOURCES INC            COM              247916208           1743       91518  DEFINED     91518      -        -
DIAMOND OFFSHORE DRILLING        COM              25271C102          47933      465100             465100      -        -
DIGITAL REALTY TRUST INC         COM              253868103            681       14415              14415      -        -
DOUGLAS EMMETT INC               COM              25960P109            389       16878              16878      -        -
EMERSON ELEC CO                  COM              291011104           2090       51242  DEFINED     51242      -        -
EQUITY RESIDENTIAL               SH BEN INT       29476L107           3288       74046  DEFINED     74046      -        -
ESSEX PROPERTY TRUST INC         COM              297178105            397        3351               3351      -        -
EXPRESS SCRIPTS INC              COM              302182100           5357       72575  DEFINED     72575      -        -
EXXON MOBIL CORP                 COM              30231G102           8571      110363  DEFINED    110363      -        -
FEDERAL REALTY INVS TRUST        SH BEN INT       313747206            619        7230               7230      -        -
FLOWSERVE CORP                   COM              34354P105           1731       19500  DEFINED     19500      -        -
FREEPORT-MCMORAN COPPER          COM              35671D857          32384      569640  DEFINED    569640      -        -
GAP INC                          COM              364760108          47656     2680338  DEFINED   2680338      -        -
GILEAD SCIENCES INC              COM              375558103             29         640                640      -        -
GOLDMAN SACHS GROUP              COM              38141G104           2275       17770              17770      -        -
HCP INC                          COM              40414L109            486       12115              12115      -        -
HDFC BANK LTD-ADR                ADR REPS 3 SHS   40415F101          12921      152100             152100      -        -
HARSCO CORP                      COM              415864107           4578      123102  DEFINED    123102      -        -
HEALTHCARE REALTY TRUST INC      COM              421946104            193        6637  DEFINED      6637      -        -
HEALTH CARE REAT INC             COM              42217K106            471        8853               8853      -        -
HJ HEINZ CO                      COM              423074103           6887      137822  DEFINED    137822      -        -
HOME DEPOT INC                   COM              437076102          51187     1977100            1977100      -        -
HUDSON CITY BANCORP INC          COM              443683107           4725      256089  DEFINED    256089      -        -
INFOSYS TECHNOLOGIES-SP          SPONSORED ADR    456788108          14793      444100             444100      -        -
INTEL CORP                       COM              458140100           3994      213234  DEFINED    213234      -        -
INTL BUSINESS MACHINES CORP      COM              459200101           5300       45318  DEFINED     45318      -        -
JPMORGAN CHASE & CO              COM              46625H100          62889     1346663  DEFINED   1346663      -        -
JOHNSON & JOHNSON                COM              478160104           7948      114721  DEFINED    114721      -        -
LSI LOGIC CORP                   COM              502161102           3068      572305  DEFINED    572305      -        -
L-3 COMMUNICATIONS HOLDINGS      COM              502424104           3563       36239  DEFINED     36239      -        -
ELI LILLY & CO                   COM              532457108          50507     1147100            1147100      -        -
LIMITED BRANDS INC               COM              532716107          66165     3820165  DEFINED   3820165      -        -
MACERICH CO/THE                  COM              554382101            600        9425               9425      -        -
MARSH & MCLENNAN COS             COM              571748102           2639       83089  DEFINED     83089      -        -
MASCO CORP                       COM              574599106          52166     2907800            2907800      -        -
MCCORMICK & CO                   COM NON VTG      579780206           3905      101570  DEFINED    101570      -        -
MEDICAL PROPERTIES TRUST INC     COM              58463J304            301       26550              26550      -        -
METLIFE INC                      COM              59156R108           3054       54527  DEFINED     54527      -        -
MICROCHIP TECHNOLOGY INC         COM              595017104          45908     1559900            1559900      -        -
MOLSON COORS BREWING CO          CL B             60871R209           4958      106050  DEFINED    106050      -        -
MONSANTO CO                      COM              61166W101           3406       34406  DEFINED     34406      -        -
PNC FINANCIAL SERVICES GROUP     COM              693475105          49041      656500             656500      -        -
PPL CORPORATION                  COM              69351T106           2977       80422  DEFINED     80422      -        -
J.C. PENNEY CO INC               COM              708160106          38174     1145000            1145000      -        -
PEOPLES UNITED FINANCIAL         COM              712704105           6174      320714  DEFINED    320714      -        -
POTASH CORP OF SASKATCHEWAN      COM              73755L107          33465      253500             253500      -        -
PROGRESSIVE CORP                 COM              743315103             35        2020               2020      -        -
PROLOGIS                         SH BEN INT       743410102            981       23759  DEFINED     23759      -        -
PULTE HOMES INC                  COM              745867101          60195     4308894  DEFINED   4308894      -        -
REGENCY CENTERS CORP             COM              758849103            533        7987               7987      -        -
ROYAL BANK OF CANADA             COM              780087102           1204       23835              23835      -        -
SL GREEN REALTY CORP             COM              78440X101            499        7707               7707      -        -
SLM CORP                         COM              78442P106           1855      150351  DEFINED    150351      -        -
SALESFORCE.COM INC               COM              79466L302           1246       25751  DEFINED     25751      -        -
SCHLUMBERGER LTD                 COM              806857108          33940      434621  DEFINED    434621      -        -
SEMPRA ENERGY                    COM              816851109           1681       33308  DEFINED     33308      -        -
SIMON PROPERTY GROUP INC         COM              828806109           1831       18879              18879      -        -
SMITH INTERNATIONAL INC          COM              832110100          47955      817785  DEFINED    817785      -        -
SOUTHERN COPPER CORP             COM              84265V105          26399     1383600  DEFINED   1383600      -        -
SYMANTEC CORP                    COM              871503108           4297      219478             219478      -        -
TAIWAN SEMICONDUCTOR             SPONSORED ADR    874039100            303       32357  DEFINED     12131      -     20226
TANGER FACTORY OUTLET CENTER     COM              875465106            495       11310              11310      -        -
TAUBMAN CENTERS INC              COM              876664103            289        5775               5775      -        -
TEXAS INSTRUMENTS INC            COM              882508104          43540     2025100            2025100      -        -
THERMO FISHER SCIENTIFIC INC     COM              883556102           5013       91145  DEFINED     91145      -        -
TORCHMARK CORP                   COM              891027104           3035       50754  DEFINED     50754      -        -
US BANCORP                       COM              902973304          51422     1427600            1427600      -        -
ULTRA PETROLEUM CORP             COM              903914109           1918       34666  DEFINED     34666      -        -
UNITED TECHNOLOGIES CORP         COM              913017109           3977       66222  DEFINED     66222      -        -
VENTAS INC                       COM              92276F100            618       12496              12496      -        -
VORNADO REALTY TRUST             SH BEN INT       929042109            954       10493              10493      -        -
WAL-MART STORES INC              COM              931142103           7754      129473  DEFINED    129473      -        -
WELLS FARGO & CO                 COM              949746101           5175      137889  DEFINED    137889      -        -
XILINX INC                       COM              983919101           4441      189370  DEFINED    189370      -        -
YUM! BRANDS INC                  COM              988498101           4289      131532  DEFINED    131532      -        -
SINA CORP                        ORD              G81477104            493       14000              14000      -        -
TRANSOCEAN INC                   SHS              G9007310            2480       22575  DEFINED     22575      -        -
ACE LTD                          SHS              H0023R105           1935       35740              35740      -        -
